UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 7, 2000

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		38

FORM 13F Information Table Value Total:	$160,301,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     5625    67060 SH       SOLE                    25060             42000
AFLAC Inc.                     COM              001055102     2244    48852 SH       SOLE                    48852
ASM Lithography NYS            COM              N07059111    11939   270575 SH       SOLE                   136065            134510
Affymetrix                     COM              00826T108     4341    26289 SH       SOLE                    10619             15670
Amdocs                         COM              G02602103     2794    36400 SH       SOLE                                      36400
Applied Materials              COM              038222105      604     6664 SH       SOLE                     6664
Biovail Corporation            COM              09067J109    12880   232336 SH       SOLE                   123991            108345
Brigham Exploration            COM              109178103       64    25580 SH       SOLE                     2080             23500
Brio Technology                COM              109704106     3449   162800 SH       SOLE                    82000             80800
Business Objects ADR           COM              12328X107    14897   169046 SH       SOLE                   109176             59870
Concord Camera                 COM              206156101     5672   271698 SH       SOLE                   150218            121480
Deswell Inds. Inc.             COM              250639101      873    67138 SH       SOLE                    21928             45210
Ditech                         COM              25500M103      416     4400 SH       SOLE                                       4400
Federal Nat'l Mtg.             COM              313586109      446     8539 SH       SOLE                     8539
Flir Systems                   COM              302445101     1101   169396 SH       SOLE                    73586             95810
General Electric               COM              369604103      232     4371 SH       SOLE                     4371
Home Depot                     COM              437076102      488     9774 SH       SOLE                     9774
Intel Corp.                    COM              458140100    11961    89473 SH       SOLE                    89473
KV Pharmaceutical Cl A         COM              482740206    13256   500231 SH       SOLE                   288441            211790
Lehman Brothers Hldgs          COM              524908100      435     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      665     6660 SH       SOLE                     6660
MFC Bancorp                    COM              55271X202     3391   452111 SH       SOLE                   274466            177645
Nextel Communications          COM              65332V103     3600    58842 SH       SOLE                    25542             33300
Nortel                         COM              656568102      514     7530 SH       SOLE                     7530
Novellus Systems               COM              670008101    21042   372007 SH       SOLE                   260982            111025
Paine Webber Group             COM              695629105     1365    30000 SH       SOLE                                      30000
Papa John's Int'l              COM              698813102      515    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     2000    41671 SH       SOLE                    41671
Philip Morris Cos.             COM              718154107      216     8131 SH       SOLE                     8131
Polaroid                       COM              731095105      783    43330 SH       SOLE                    12080             31250
QUALCOMM                       COM              747525103     3614    60235 SH       SOLE                    60235
Rainbow Technology             COM              750862104     4222    86837 SH       SOLE                    50172             36665
Research In Motion             COM              760975102     1403    31010 SH       SOLE                                      31010
Schering Plough                COM              806605101      661    13089 SH       SOLE                    13089
Seitel Inc.                    COM              816074306     2421   297999 SH       SOLE                   124774            173225
Staples Inc.                   COM              855030102     1958   127362 SH       SOLE                    32277             95085
Thomas Group, Inc.             COM              884402108     1097   131926 SH       SOLE                    68551             63375
Three-Five Systems             COM              88554L108    17117   290115 SH       SOLE                   205166             84949
